                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   August 14, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $2,551,678

List of Other Included Managers:

None


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FORM 13F
30-Jun-07

                                                                                                  VOTING AUTHORITY
                                                                                                  ----------------
                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
Acadia Realty Trust                   COM       004239109     20519   790710  SH         Sole                331403           459307
Alexandria Real Estate Equitie        COM       015271109     89788   927366  SH         Sole                305987           621379
American Tower Corp                   COM       029912201     12697   302300  SH         Sole                254800            47500
Apartment Inv & Mgmt Co               COM       03748R101    111068  2202847  SH         Sole                410950          1791897
AvalonBay Communities Inc             COM       053484101     95027   799350  SH         Sole                128150           671200
Boston Properties Inc                 COM       101121101     87539   857130  SH         Sole                160910           696220
Brookfield Properties Corp            COM       112900105     35837  1474179  SH         Sole                   600          1473579
Camden Property Trust                 COM       133131102      4630    69133  SH         Sole                                  69133
Cogdell Spencer Inc                   COM       19238U107      3585   174100  SH         Sole                138300            35800
DCT Industrial Trust Inc              COM       233153105      6084   565400  SH         Sole                530500            34900
Digital Realty Trust Inc              COM       253868103    125069  3319248  SH         Sole                825599          2493649
Douglas Emmett Inc                    COM       25960P109      1922    77700  SH         Sole                 35600            42100
Essex Property Trust Inc              COM       297178105     88291   759168  SH         Sole                191650           567518
Federal Realty Investment Trus        COM       313747206     35435   458650  SH         Sole                   150           458500
Forest City Enterprises Inc -         COM       345550107     39304   639300  SH         Sole                110200           529100
General Growth Properties Inc         COM       370021107     92656  1749883  SH         Sole                305050          1444833
Healthcare Realty Trust Inc           COM       421946104     33298  1198632  SH         Sole                171400          1027232
Hongkong Land Holdings Ltd            COM       BMG4587L1       891   198100  SH         Sole                198100
Host Hotels & Resorts Inc             COM       44107P104     78938  3414256  SH         Sole                443600          2970656
IRSA Investments And Represent        COM       450047204       470    25400  SH         Sole                 25400
Macerich Company                      COM       554382101     53824   653050  SH         Sole                123950           529100
Nationwide Health Properties I        COM       638620104     61147  2248034  SH         Sole                378100          1869934
Potlatch Corp                         COM       737630103       887    20600  SH         Sole                                  20600
ProLogis                              COM       743410102    101305  1780398  SH         Sole                350000          1430398
Public Storage Inc                    COM       74460D109    136593  1778089  SH         Sole                463950          1314139
Rayonier Inc                          COM       754907103     24511   543002  SH         Sole                209800           333202
SBA Communications Corp               COM       78388J106     13097   389900  SH         Sole                325800            64100
SL Green Realty Corp                  COM       78440X101    190919  1541033  SH         Sole                446433          1094600
Simon Property Group Inc              COM       828806109    196612  2113203  SH         Sole                551738          1561465
Sunrise Senior Living Inc             COM       86768K106     54222  1355900  SH         Sole                839800           516100
Ventas Inc                            COM       92276F100    102913  2838975  SH         Sole                935500          1903475
Vornado Realty Trust                  COM       929042109    205214  1868298  SH         Sole                514885          1353413
Weingarten Realty Investors           COM       948741103     47080  1145500  SH         Sole                241100           904400
Douglas Emmett Inc - Restricte                  25960P109      8600   347634  SH         Sole                347634
BPO Properties Ltd                    COM       CA05565B1      9041   138000  SH         Sole                127400            10600
Boardwalk REIT                        COM       CA0966311    115416  2517100  SH         Sole                939300          1577800
Dundee REIT                           COM       CA2652701     33200   765766  SH         Sole                   400           765366
IPC US REIT                           COM       CA44981B1      8027   695800  SH         Sole                591500           104300
Legacy Hotels REIT                    COM       CA5249191      9370   835450  SH         Sole                164750           670700
Northern Property REIT                COM       CA6656241      1311    60300  SH         Sole                 60300
RioCan REIT                           COM       CA7669101       120     5400  SH         Sole                                   5400
TimberWest Forest Corp.               COM       CA8871472       441    26000  SH         Sole                 26000
Dundee REIT                                     265270108     10973   253100  SH         Sole                                 253100
Westfield Group                       COM       AU000000W     17260  1017180  SH         Sole                865680           151500

Babis Vovos International Cons        COM       GRS421003      4777   147650  SH         Sole                147650
Colonia Real Estate AG                COM       DE0006338      9924   237761  SH         Sole                199088            38673
Franconofurt AG                       COM       DE0006372       221    13000  SH         Sole                 10700             2300
Fraport AG                            COM       DE0005773      6929    97100  SH         Sole                 81900            15200
IVG Immobilien AG                     COM       DE0006205      7645   195185  SH         Sole                195185
Orco Property Group                   COM       LU0122624     10397    65469  SH         Sole                 54669            10800
Risanamento SpA                       COM       IT0001402      6435   871396  SH         Sole                785896            85500
Vivacon AG                            COM       DE0006048     22149   547909  SH         Sole                491909            56000
Greentown China Holdings Ltd.         COM       KYG4100M1      7997  3677500  SH         Sole               3021900           655600
KWG Property                          COM       KYG532241        93   100000  SH         Sole                100000
New World Development Ltd             COM       HK0017000      5102  2039100  SH         Sole               1697500           341600
Pacific Century Premium Develo        COM       BMG6844T1      2353  7214000  SH         Sole               6216200           997800
Shenzhen Investment Ltd               COM       HK0604011       246   325000  SH         Sole                325000
Sun Hung Kai Properties Ltd           COM       HK0016000       407    33800  SH         Sole                 33800
Wheelock Properties Ltd               COM       HK0049009      2142  1810000  SH         Sole               1525000           285000
Diamond City Co Ltd                   COM       JP3499600      3053   126300  SH         Sole                126300
KK Davinci Advisors                   COM       JP3505850      4142     4728  SH         Sole                  4168              560
Mitsui Fudosan Co Ltd                 COM       JP3893200      1277    45500  SH         Sole                 28800            16700
Nippon Residential Investment         COM       JP3046180       365       63  SH         Sole                    63
CapitaCommercial Trust                COM       SG1P32918      7920  4137000  SH         Sole               4137000
CapitaLand Ltd                        COM       SG1J27887      4853   917000  SH         Sole                781000           136000
City Developments Ltd                 COM       SG1R89002      5958   527100  SH         Sole                365700           161400
Fraser and Neave Ltd                  COM       SG1T58930     16648  4675000  SH         Sole               4115400           559600
Keppel Land Ltd                       COM       SG1R31002     10423  1823100  SH         Sole               1519700           303400
MCL Land Ltd                          COM       SG1S45002       662   353000  SH         Sole                353000
Singapore Land Ltd                    COM       SG1S69002      6852   919900  SH         Sole                844900            75000
The Ascott Group Ltd                  COM       SG1R04002      5067  4238000  SH         Sole               3652900           585100
United Industrial Corp Ltd            COM       SG1K37001      4450  1946000  SH         Sole               1946000
Wing Tai Holdings Ltd                 COM       SG1K66001      5633  2166000  SH         Sole               2166000
Yanlord Land Group LTD                COM       SG1T57930      8058  3927500  SH         Sole               3557500           370000
Brixton PLC                           COM       GB0001430      3628   412200  SH         Sole                412200
Segro Plc                             COM       GB0008141       321    25600  SH         Sole                 25600
Shaftesbury Plc                       COM       GB0007990      2379   200886  SH         Sole                171486            29400
Unitech Corporate Parks PLC           COM       IM00B1HWL      8041  4402700  SH         Sole               4228100           174600
                                       78                   2551678

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